Post employment benefits - Analysis of net assets/(deficit) (Details) - EUR (€) € in Millions	Mar. 31, 2020	Apr. 01, 2019	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Net surplus/(deficit) is analysed as:
Assets	€ 590	€ 94	€ 94
Liabilities	(438)	€ (551)	(551)
Defined benefit pension plan
Analysis of net surplus/(deficit):
Total fair value of plan assets	6,906		6,974	€ 6,697	€ 6,709	€ 6,229
Present value of funded plan liabilities	(6,641)		(7,315)	(7,028)	(7,222)	(6,487)
Net surplus/(deficit) for funded schemes	265		(341)	(331)	(513)	(258)
Present value of unfunded scheme liabilities	(113)		(116)	(79)	(81)	(83)
Net surplus/(deficit)	152		(457)	(410)	(594)	(341)
Net surplus/(deficit) is analysed as:
Assets	590		94	110	57	224
Liabilities	(438)		(551)	(520)	(651)	(565)
CWW section
Analysis of net surplus/(deficit):
Total fair value of plan assets	2,842		2,828	2,760	2,894	2,762
Present value of funded plan liabilities	(2,393)		(2,734)	(2,655)	(2,842)	(2,543)
Net surplus/(deficit) for funded schemes	449		94	105	52	219
Net surplus/(deficit) is analysed as:
Assets	449		94	105	52	219
Vodafone section
Analysis of net surplus/(deficit):
Total fair value of plan assets	2,873		2,926	2,773	2,654	2,408
Present value of funded plan liabilities	(2,731)		(3,157)	(2,945)	(2,962)	(2,548)
Net surplus/(deficit) for funded schemes	142		(231)	(172)	(308)	(140)
Net surplus/(deficit) is analysed as:
Assets	€ 142
Liabilities			€ (231)	€ (172)	€ (308)	€ (140)